Other current receivables	12 Months Ended
Dec. 31, 2018
Other current receivables [Abstract]
Other current receivables
7.	Other current receivables

	As of December 31,
in CHF thousands	2018	2017
Other receivables	17	691
Swiss VAT	209	112
Withholding tax	10	115
Total	236	918

The maturity of these assets is less than three months. The Company considers the counterparty risk as low and the carrying amount of these receivables is considered to approximate their fair value.